Agency Shares | JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund Class/Ticker: Agency/VPIXX
The Fund's Objective
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Agency Shares JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency
Management Fees		0.08%
Other Expenses		0.23%
Shareholder Service Fees		0.15%
Remainder of Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.31%
Fee Waivers and Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.26%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Agency Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.26% of their average daily net assets. This contract cannot be terminated prior to 7/1/12, at which time the Service Providers will determine whether or not to renew or revise it. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Agency Shares JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency	27	95	169	388

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Agency Shares JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency	27	95	169	388

The Fund's Main Investment Strategy

Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. The Fund does not buy securities issued or guaranteed by agencies of the U.S. government. The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund will only buy securities that present minimal credit risk.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund's Main Investment Risks

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund's yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Agency Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2001		1.33%
Worst Quarter	1st quarter, 2009	1st quarter, 2010	0.00%
	2nd quarter, 2009	2nd quarter, 2010
	3rd quarter, 2009	3rd quarter, 2010
	4th quarter, 2009

The Fund's year-to-date total return as of 3/31/11 was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns -	Past 1 Year	Past 5 Years	Past 10 Years
Agency Shares JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency	0.01%	2.09%	2.04%